CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Apr. 30, 2020	Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment loss			$ 0
Movantik
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impairment loss	$ 0
Useful life of assets (in years)		10 years 6 months	12 years 6 months
Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input			15.9